Group entities Group entities - ownership interest in subsidiaries, joint ventures, and associates (Details) - joint_venture				12 Months Ended
	Nov. 23, 2016	Jun. 02, 2016	Jun. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest				100.00%	100.00%	100.00%
Number of joint ventures dissolved in period					1	2
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in associate					40.00%	40.00%
Larvotto Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture			50.00%		50.00%	50.00%
Africa Conversion Corp
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%	50.00%	50.00%
Asia Conversion Corp
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%	50.00%	50.00%
Fiorano Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			50.00%
Ownership percentage in joint venture					50.00%	50.00%
Fontvieille Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture					50.00%	50.00%
Great Hope Enterprises Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture						50.00%
Kingswood Co. Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%	50.00%	50.00%
Moneghetti Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture					50.00%	50.00%
Seven Seas Shipping Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture	50.00%			50.00%	50.00%	50.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%	50.00%	50.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%
Portion of outstanding shares owned in joint venture				61.00%
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Ownership percentage in joint venture				50.00%
Portion of outstanding shares owned in joint venture				59.00%
Euronav Tankers NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Shipping NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Luxembourg SA
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Ship Management sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Ship Management Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Hong Kong
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Singapore
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Fiorano Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Larvotto Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
Euronav MI Inc
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%